FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ 1.3
Other comprehensive income	34.8
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(1.3)
Other comprehensive income	(34.8)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	2.4
Unhedged acquisitions of tangible and intangible assets	$ 4.4
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	76.20%	87.70%
Long-term debt, floating-rate debt (in percent)	23.80%	12.30%
Estimated sensitivity on interest payments	$ 13.1
Increase of 100 basis points in discount rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(1.9)
Other comprehensive income	(28.1)
Decrease of 100 basis points in discount rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	1.9
Other comprehensive income	$ 28.1